Net exchange rate gains/(losses) - Schedule of Net Exchange Rate Gains (Losses) (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Net Exchange Rate Gains Losses [Abstract]
Net realised gains/(losses) on derivative instruments	€ (1,663)	€ (1,428)	€ 317
Net realised gains/(losses) on trade receivables and payables	530	4,612	(2,793)
Total net realised gains/(losses) (a)	(1,133)	3,184	(2,476)
Net unrealised gains/(losses) on derivative instruments	1,454	(454)	486
Net unrealised gains/(losses) on trade receivables and payables	2,286	(144)	(1,507)
Net unrealised gains/(losses) on non-monetary assets	(179)	(720)	(404)
Total net unrealised gains/(losses) (b)	3,561	(1,318)	(1,425)
Total realised and unrealised exchange rate gains/(losses) (a+b)	€ 2,428	€ 1,866	€ (3,901)